STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
General and administrative expenses	$ 182,183	$ 450,346
Loss from operations	(182,183)	(450,346)
Other income:
Interest earned on investments held in Trust Account	2,046,520	2,809,646
Net loss	$ (423,319,937)	$ 2,359,300
Class A ordinary shares subject to possible redemption
Other income:
Basic weighted average shares outstanding	23,000,000	9,153,061
Diluted weighted average shares outstanding	23,000,000	9,153,061
Basic net loss	$ (13.8)	$ 0.15
Diluted net loss	$ (13.8)	$ 0.14
Class B ordinary shares
Other income:
Basic weighted average shares outstanding	7,666,667	7,064,626
Diluted weighted average shares outstanding	7,666,667	7,289,116
Basic net loss	$ (13.8)	$ 0.15
Diluted net loss	$ (13.8)	$ 0.14